Issued Capital and Reserves	12 Months Ended
Dec. 31, 2020
Issued Capital And Reserves [Abstract]
ISSUED CAPITAL AND RESERVES
13	ISSUED CAPITAL AND RESERVES

	2020	2019
	No. of shares	No. of shares

Authorized
Ordinary shares	450,000,000	450,000,000

At BPGIC FZE

	No. of shares		USD

At 1 January 2019	100		1,361,285

At Brooge Energy

At inception	1		n.m. *
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 26)	80,000,000	**	8,000

Cash election	(1,281,965)		(128)
Changes in share capital due to reverse acquisition transaction (note 26)	9,347,219	**	932

At 31 December 2019	88,065,254		8,804

Changes in share capital due to reverse acquisition transaction	(30,000)		(3)
Conversion of 100 warrants into ordinary shares at 1 for 1	100		0.01

At 31 December 2020	88,035,354		8,801

* not meaningful

**Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in note 26.

Share premium

USD

At 1 January 2019	-
Reverse acquisition transaction adjustment	1,353,285

Ordinary shares issued on merger with Twelve Seas	114,022,421
Cash election	(13,599,872)

At 31 December 2019	101,775,834

Conversion of 100 warrants in ordinary shares at 1 for 1	1,224

At 31 December 2020	101,777,058